CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 02, 2021	Dec. 31, 2020
Current Assets
Unrestricted	$ 100,935	$ 179,512
Prepaid expenses	355,188
TOTAL CURRENT ASSETS	456,123	179,512
Deferred offering costs		215,448
Cash and securities held in Trust Account	316,267,136
TOTAL ASSETS (1)	316,723,259	394,960
Current liabilities
Accrued expenses	21,284,300	2,286
Accrued offering costs	15,450	94,960
Advance from related parties	150,000
Promissory note - related party		275,000
TOTAL CURRENT LIABILITIES	21,449,750	372,246
Warrant liabilities	13,213,259
TOTAL LIABILITIES (1)	34,663,009	372,246
COMMITMENTS AND CONTINGENCIES (NOTE 23)
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital		24,209
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)	(34,190,624)	(2,286)
Total Stockholders' (Deficit) Equity	(34,189,750)	22,714
TOTAL LIABILITIES, MEZZANINE EQUITY & STOCKHOLDERS' EQUITY	316,723,259	394,960
Common Class A
Stockholders' (Deficit) Equity
Common stock	874
Class A Common Stock subject to possible redemption
Current liabilities
Units Subject to Possible Redemption (Predecessor)	$ 316,250,000
Common Class B
Stockholders' (Deficit) Equity
Common stock		$ 791